Dividends/Distributions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends [Abstract]
Dividends declared, per share	$ 0.50	$ 1.00	$ 0.96	$ 0.96	$ 1.50	$ 1.92	$ 3.84	$ 3.65	$ 3.32
Distributions paid, preferred stockholders	$ 91		$ 91		$ 182	$ 182	$ 365	$ 365	$ 365
Distributions paid, preferred stockholders, per share	$ 15.95		$ 15.95		$ 31.90	$ 31.90	$ 63.80	$ 79.75	$ 47.85
Distributions paid	$ 50,396		$ 96,039		$ 151,083	$ 191,954
Distributions paid, per share	$ 0.50		$ 0.96		$ 1.50	$ 1.92